Tax - Schedule of Loss Before Income Tax Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loss Before Income Tax Expense [Line Items]
PRC	$ (999)	$ (8,121)
Non-PRC	324	289
Loss before income tax expense	$ (675)	$ (7,832)